Employee Stock Based Incentives (Tables)	3 Months Ended
Mar. 31, 2011
Employee Stock-Based Incentives (Tables) [Abstract]
Noncash compensation expense related to employee stock-based incentive plans

	Three months ended March 31,
(in millions)	2011	2010

Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$561	$688
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	269	253

Total noncash compensation expense related to employee stock-based incentive plans	$830	$941